MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION - Functional and presentation currency (Details)	Mar. 31, 2026
Helus Pharma Corp.
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Journey
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Serenity
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Helus US
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Adelia
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Cybin IRL
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Cybin UK Ltd.
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Helus International
Disclosure of subsidiaries [line items]
Ownership	10000.00%